SEC File Number 811-05631
033-23452

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC   20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 37

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 38

FIRST PACIFIC MUTUAL FUND, INC.
(Exact name of Registrant as Specified in Charter)

2756 Woodlawn Drive, #6-201, Honolulu, Hawaii   96822
(Address of Principal Executive Office)

Registrant's telephone number, including area code:  (808) 988-8088

Terrence Lee, President; First Pacific Mutual Fund, Inc.;
2756 Woodlawn Drive, #6-201, Honolulu, Hawaii  96822
(Name and Address of Agent for Service)

Please send copies of all communications to:
Mary Jo Reilly, Esquire
Drinker Biddle & Reath, LLP
One Logan Square, Suite #2000
Philadelphia, PA 19103-6996

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective
(check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on ___________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ___________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ____________ pursuant to paragraph (a)(2) of Rule 485
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 37 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 36 filed January 27, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Post- Effective Amendment No. 37 to its registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 38 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Honolulu, and State of Hawaii on the 21st day of February, 2012.

FIRST PACIFIC MUTUAL FUND, INC.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 37 to its registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Terrence K.H. Lee	Chairman, Director,	February 21, 2012
Terrence K.H. Lee	President and CEO

/s/ Clayton W.H. Chow	Director	February 21, 2012
Clayton W.H. Chow

/s/ Lynden M. Keala	Director	February 21, 2012
Lynden M. Keala

/s/ Stuart S. Marlowe	Director	February 21, 2012
Stuart S. Marlowe

/s/ Nora B. Simpson	Treasurer	February 21, 2012
Nora B. Simpson	(Chief Financial Officer)

/s/ Karen T. Nakamura	Director	February 21, 2012
Karen T. Nakamura

/s/ Kim F. Scoggins	Director	February 21, 2012
Kim F. Scoggins

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase